Note 5 - Credit Assets, Net of Allowance for Credit Losses - Reconciliation of ECL Allowance by Lending Asset Category (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Statement Line Items [Line Items]
Provision for (recovery of) credit losses			$ 3,094	$ (112)
Loans [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
Balance			3,303
Balance	$ 6,037	$ 2,401	6,037	2,401
Loans [member] | Provision for credit commitments [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
Balance	3,000	207	783	100
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	981	358	3,198	465
Credit asset originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	981	358	3,198	465
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance	3,981	565	3,981	565
Loans [member] | Provision for credit commitments [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Balance	1,958	2,195	2,520	2,413
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	450	(247)	165	(426)
Credit asset originations	501	7	512	108
Derecognitions and maturities	(752)	(119)	(782)	(259)
Provision for (recovery of) credit losses	200	(359)	(104)	(577)
Write-offs	(102)	0	(361)	0
Recoveries	0	0	0	0
Balance	2,056	1,836	2,056	1,836
FX Impact	1	0	2	0
Loans [member] | Provision for credit commitments [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance			2,996
Balance	4,434	2,002	4,434	2,002
Loans [member] | Provision for credit commitments [member] | Stage 1 [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
Balance	2,360	207	783	100
Transfer in (out) to Stage 1	0	0	0	56
Transfer in (out) to Stage 2	0	0	0	(124)
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	336	358	1,913	533
Credit asset originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	336	358	1,913	465
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance	2,696	565	2,696	565
Loans [member] | Provision for credit commitments [member] | Stage 1 [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Balance	1,400	1,886	2,213	1,845
Transfer in (out) to Stage 1	(236)	74	(633)	324
Transfer in (out) to Stage 2	234	(241)	380	(403)
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	15	(189)	(322)	(240)
Credit asset originations	501	7	541	108
Derecognitions and maturities	(77)	(100)	(91)	(197)
Provision for (recovery of) credit losses	438	(449)	(124)	(408)
Write-offs	(102)	0	(361)	0
Recoveries	0	0	0	0
Balance	1,738	1,437	1,738	1,437
FX Impact	4	0	12	0
Loans [member] | Provision for credit commitments [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance			306
Balance	399	399	399	399
Loans [member] | Provision for credit commitments [member] | Stage 2 [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
Balance	611	0	0	0
Transfer in (out) to Stage 1	0	0	0	(56)
Transfer in (out) to Stage 2	0	0	0	124
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	(529)	0	82	(68)
Credit asset originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	(529)	0	82	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance	82	0	82	0
Loans [member] | Provision for credit commitments [member] | Stage 2 [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Balance	557	309	306	568
Transfer in (out) to Stage 1	236	(74)	633	(324)
Transfer in (out) to Stage 2	(234)	241	(380)	403
Transfer in (out) to Stage 3	0	0	(43)	0
Net remeasurement of loss allowance	435	(58)	530	(186)
Credit asset originations	0	0	(29)	0
Derecognitions and maturities	(675)	(19)	(691)	(62)
Provision for (recovery of) credit losses	(238)	90	20	(169)
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance	317	399	317	399
FX Impact	(3)	0	(10)	0
Loans [member] | Provision for credit commitments [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance			1
Balance	1,204	0	1,204	0
Loans [member] | Provision for credit commitments [member] | Financial instruments credit-impaired [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
Balance	29	0	0	0
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	1,174	0	1,203	0
Credit asset originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	1,174	0	1,203	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance	1,203	0	1,203	0
Loans [member] | Provision for credit commitments [member] | Financial instruments credit-impaired [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Balance	1	0	1	0
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	43	0
Net remeasurement of loss allowance	0	0	(43)	0
Credit asset originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance	1	0	1	0
FX Impact	$ 0	$ 0	$ 0	$ 0